BALANCE SHEETS COMPONENTS - Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Finance leases	$ 13,601
Total property, plant, and equipment	1,268,166	$ 738,045
Less accumulated depreciation and amortization	(86,013)	(24,771)
Property, plant, and equipment - net	1,182,153	713,274
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	1,050	1,050
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	195,952
Machinery, Tooling and Vehicles
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	601,791	28,830
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	27,968	15,716
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	135,533	47,187
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	15,352	4,503
Capital leases
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		3,908
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 276,919	$ 636,851